UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Van Eck Associates Corporation
Address:  99 Park Avenue, 8th Floor
          New York, NY 10016

Form 13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex Bogaenko
Title: Controller
Phone: (212) 293-2052

Signature, Place, and Date of Signing:

/s/ Alex Bogaenko                New York, NY                 May 9, 2001
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     138

Form 13F Information Table Value Total:     $203,620
                                            (thousands)


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

SEC FORM 13F             REPORTING MANAGER: VAN ECK ASSOCIATES CORP                          12/29/00         SEC USE ONLY

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ITEM 1:                          ITEM 2:         ITEM 3:    ITEM 4:       ITEM 5:   ITEM 6:           ITEM 7:            ITEM 8:
                                                                                                              VOTING
                                                                                  INVESTMENT                  AUTHORITY
                                                                                  DISCRETION                            (SHARES)
                                                                                  ---------------------       ----------------------
                                                                                           (b)
                                                                                         SHARED-        MANA-
                                                              FAIR       SHARES OR   (a)   As     (c)   GERS             (b)    (c)
                                                             MARKET      PRINCIPAL  SOLE defined SHARED  SEE   (a)SOLE  SHARED- NONE
NAME OF ISSUER               TITLE OF CLASS      CUSIP #      VALUE        AMOUNT        in Inst. OTHER INSTR
                                                             $(000)                         V             V
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS           COMMON        000886101         170           20,000   X                         20,000
AK STEEL HOLDING                 COMMON        001547108       2,884          286,948   X                        286,948
AMB PROPERTY CORPORATION         COMMON        00163T109       1,574           64,000   X                         64,000
ASA  LTD                         COMMON        002050102       3,216          195,000   X                        195,000
AGNICO EAGLE MINE                COMMON        008474108       3,747          607,300   X                        607,300
ALCOA INC                        COMMON        013817101       2,672           74,320   X                         74,320
AMERICAN EXPRESS                 COMMON        025816109         207            5,000   X                          5,000
AMERICAN INTERNATIONAL           COMMON        026874107         403            5,000   X                          5,000
ANADARKO PETROLEUM               COMMON        032511107         314            5,000   X                          5,000
ANGLOGOLD LIMITED            SPONSORED ADR     035128206       5,135          355,359   X                        355,359
APACHE CORP.                     COMMON        037411105       2,397           41,600   X                         41,600
Arch Coal Inc                    COMMON        039380100         480           16,000   X                         16,000
AVALONBAY COMMUNITIES            COMMON        053484101         206            4,500   X                          4,500
BARRICK GOLD CORP                COMMON        067901108      13,639          954,471   X                        954,471
BEDFORD PROPERTY            COMMON PAR $0.02   076446301         516           27,500   X                         27,500
BOISE CASCADE CORP               COMMON        097383103       1,366           43,500   X                         43,500
BOSTON PROPERTIES                COMMON        101121101       2,042           53,100   X                         53,100
BRANDYWINE REALTY            SH BEN INT NEW    105368203       1,620           81,400   X                         81,400
BROADWING INC                    COMMON        111620100         192           10,000   X                         10,000
CVS CORP                         COMMON        126650100         310            5,300   X                          5,300
CABOT INDUSTRIAL TRUST           COMMON        127072106          78            4,000   X                          4,000
CAMDEN PROPERTY                SH BEN INT      133131102         166            5,000   X                          5,000
CENDANT CORPORATION              COMMON        151313103          88            6,000   X                          6,000
CENTRAL FUND CANADA CL A          CL A         153501101       2,046          660,000   X                        660,000
CHEVRON CORP                     COMMON        166751107       2,335           26,600   X                         26,600
CISCO SYSTEMS                    COMMON        17275R102         142            9,000   X                          9,000
CLEAR CHANNEL
  COMMUNICATION                  COMMON        184502102         408            7,500   X                          7,500
COMINCO LTD                      COMMON        200435105         952           55,300   X                         55,300
Buenaventura ADR's        SPONSORED ADR SER B  204448104       1,204           81,300   X                         81,300
Consol Energy                    COMMON        20854P109         311            9,000   X                          9,000
COOPER CAMERON CORP              COMMON        216640102       1,128           20,880   X                         20,880
CORNING INC.                     COMMON        219350105         166            8,000   X                          8,000
COSTCO WHOLESALE                 COMMON        22160K105         393           10,000   X                         10,000
CRESCENT                         COMMON        225756105       1,419           62,500   X                         62,500
DEVON ENERGY CORP                COMMON        25179M103       3,571           61,350   X                         61,350
DIAMOND OFFSHORE                 COMMON        25271C102       1,204           30,600   X                         30,600
DUKE REALTY INVESTMENT         COMMON NEW      264411505          81            3,500   X                          3,500
DURBAN ROODEPORT             SPONSORED ADR     266597301         263          290,624   X                        290,624
EMC CORP.                        COMMON        268648102         176            6,000   X                          6,000
ENSCO INTERNATIONAL              COMMON        26874Q100       2,826           80,750   X                         80,750
EOG RESOURCES INC                COMMON        26875P101       1,072           26,000   X                         26,000
EL PASO CORPORATION              COMMON        28336L109       1,763           27,000   X                         27,000
ENRON CORPORATION                COMMON        293561106       1,662           28,600   X                         28,600
EQUITY OFFICE PROPERTIES         COMMON        294741103       3,097          110,617   X                        110,617
EQUITY RESIDENTIAL             SH BEN INT      29476L107       2,170           41,700   X                         41,700
EXXON MOBIL CORP                 COMMON        30231G102       1,501           18,536   X                         18,536
FEDERAL NATIONAL                 COMMON        313586109         597            7,500   X                          7,500
FEDERAL REALTY INC           SH BEN INT NEW    313747206         156            8,000   X                          8,000
GABLES RESIDENTIA              SH BEN INT      362418105         145            5,000   X                          5,000
GENERAL ELECTRIC                 COMMON        369604103         247            5,900   X                          5,900
GENERAL GROWTH PROPERTIES        COMMON        370021107         112            3,200   X                          3,200
GEORGIA PACIFIC CORP       COMMON GA PAC GRP   373298108         485           16,500   X                         16,500
GLAMIS GOLD LTD                  COMMON        376775102       2,726        1,384,000   X                      1,384,000
GLOBAL MARINE INC                COMMON        379352404       2,633          102,850   X                        102,850
GOLD FIELDS LTD A            SPONSORED ADR     38059T106       9,685        2,499,390   X                      2,499,390
Golden Cycle Gold Corp           COMMON        380894105         269           50,000   X                         50,000
GOLDCORP INC. CL.                COMMON        380956409       5,451          814,800   X                        814,800
Grant Prideco                    COMMON        38821G101         473           27,500   X                         27,500
GRUPO TELEVISA SA            SP ADR REP ORD    40049J206         200            6,000   X                          6,000
GRUPO ELEKTRA SA-            GLOBL DEP RCPT    40050A102       1,085          131,000   X                        131,000
HRPT Properties              COM SH BEN INT    40426W101         166           20,000   X                         20,000
HS Resources                     COMMON        404297103         104            2,300   X                          2,300
HALLIBURTON CO                   COMMON        406216101         107            2,900   X                          2,900
HARMONY GOLD MINI            SPONSORED ADR     413216300       3,714          771,703   X                        771,703
HIGHLANDS INSURANCE              COMMON        431032101          10            3,000   X                          3,000
HILTON HOTELS CO                 COMMON        432848109       1,055          101,000   X                        101,000
HOME DEPOT                       COMMON        437076102         323            7,500   X                          7,500
HOMESTAKE MINING                 COMMON        437614100      15,589        2,963,740   X                      2,963,740
HONEYWELL INTERNATIONAL          COMMON        438516106         515           12,625   X                         12,625
Host Mariot t Corp New           COMMON        44107P104       1,005           86,050   X                         86,050
iStar Financial                  COMMON        45031U101         217            9,400   X                          9,400
India Fund Inc                   COMMON        454089103          20            2,000   X                          2,000
INTERNATIONAL PAPER              COMMON        460146103       1,876           52,000   X                         52,000
JDS  UNIPHASE CORP               COMMON        46612J101         138            7,500   X                          7,500
LIBERTY PROPERTY TRUST         SH BEN INT      531172104          99            3,500   X                          3,500
LILLY (ELI) & CO.                COMMON        532457108         575            7,500   X                          7,500
MACERICH COMPANY                 COMMON        554382101         176            8,000   X                          8,000
MACK CALI REALTY                 COMMON        554489104         108            4,000   X                          4,000
MARSH & MCLENNAN                 COMMON        571748102         713            7,500   X                          7,500
MARRIOT INTERNATIONAL             CL A         571903202          82            2,000   X                          2,000
Massey Energy                    COMMON        576206106         268           11,200   X                         11,200
MEDITRUST CORP               PAIRED CTF NEW    58501T306          41           10,000   X                         10,000
MEDTRONIC INC                    COMMON        585055106         366            8,000   X                          8,000
MERCK & CO.                      COMMON        589331107         607            8,000   X                          8,000
MERCURY INTERACTIVE CORP         COMMON        589405109         209            5,000   X                          5,000
NABORS INDUSTRIES                COMMON        629568106       3,261           62,900   X                         62,900
NEWFIELD EXPLORATION
  COMPANY                        COMMON        651290108       1,431           41,000   X                         41,000
NEWMONT MINING CORP.             COMMON        651639106       9,732          603,698   X                        603,698
NOBLE DRILLING CORP              COMMON        655042109       3,508           76,000   X                         76,000
OCCIDENTAL PETROLEUM             COMMON        674599105       2,277           92,000   X                         92,000
OCEAN ENERGY INC                 COMMON        67481E106       1,912          115,500   X                        115,500
ORACLE SYSTEMS                   COMMON        68389X105         150           10,000   X                         10,000
PFIZER INC.                      COMMON        717081103         410           10,000   X                         10,000
PHELPS DODGE CORP                COMMON        717265102         824           20,500   X                         20,500
PHILLIPS PETROLEUM               COMMON        718507106       1,101           20,000   X                         20,000
PLACER DOME INC                  COMMON        725906101      14,419        1,666,925   X                      1,666,925
POST PROPERTIES CORP             COMMON        737464107          70            2,000   X                          2,000
POTASH CORP                      COMMON        73755L107         145            2,500   X                          2,500
PRENTISS PROPERTIES            SH BEN INT      740706106       1,717           69,650   X                         69,650
PRIDE INTERNATIONAL              COMMON        741932107         309           13,000   X                         13,000
PUBLIC STORAGE INC               COMMON        74460D109         158            6,000   X                          6,000
ROYAL DUTCH PETRO            NY REG GLD1.25    780257804       1,624           29,300   X                         29,300
ROYAL GOLD INC.                  COMMON        780287108         226           86,000   X                         86,000
SL GREEN REALTY CORP             COMMON        78440X101         178            6,500   X                          6,500
ST PAUL COS INC                  COMMON        792860108         441           10,000   X                         10,000
SCHLUMBERGER LTD                 COMMON        806857108       2,489           43,200   X                         43,200
SECURITY CAPITAL GROUP            CL B         81413P204         270           13,000   X                         13,000
Shurgard Storage
  Centers - A                    COMMON        82567D104         132            5,000   X                          5,000
SIEBEL SYSTEMS INC               COMMON        826170102         101            3,700   X                          3,700
Siliconware
  Precision - ADR          SPONSORED ADR SP L  827084864       2,301          575,200   X                        575,200
SIMON PROPERTY GROUP             COMMON        828806109       1,892           73,900   X                         73,900
SMITH INTERNATIONAL INC          COMMON        832110100         863           12,300   X                         12,300
SOLECTRON CORP                   COMMON        834182107         266           14,000   X                         14,000
SOVRAN SELF STORAGE              COMMON        84610H108          98            4,000   X                          4,000
SPIEKER PROPERTIES               COMMON        848497103         132            2,400   X                          2,400
STARWOOD HOTELS & RESORTS      PAIRED CTF      85590A203          46            1,350   X                          1,350
STILLWATER MINING                COMMON        86074Q102       5,602          207,100   X                        207,100
TARGET CORP                      COMMON        87612E106         289            8,000   X                          8,000
TAUBMAN CENTERS INC              COMMON        876664103         157           13,000   X                         13,000
TELENORTELESTE ADR         SPONSORED ADR PFD   879246106       2,455          150,800   X                        150,800
TELEFONOS DE MEXICO       SPONSORED ADR ORD L  879403780       1,903           60,350   X                         60,350
TEVA PHARMACEUTICAL
  INDS LTD                        ADR          881624209       1,256           23,000   X                         23,000
TIDEWATER INC.                   COMMON        886423102       2,476           54,770   X                         54,770
TOTAL S.A. *ADR              SPONSORED ADR     89151E109         978           14,400   X                         14,400
TRAMMELL CROW CO                 COMMON        89288R106          83            7,000   X                          7,000
TRIZECHAHN                      SUB VTG        896938107          60            4,000   X                          4,000
TV AZTECA SA SPONSORED       SPONSORED ADR     901145102       2,288          309,150   X                        309,150
TYCO INTERNATIONAL               COMMON        902124106         692           16,000   X                         16,000
USX US STEEL GROUP               COMMON        90337T101         206           14,000   X                         14,000
UNITED DOMINION REALTY           COMMON        910197102         127           10,000   X                         10,000
UNITED TECHNOLOGIES CORP         COMMON        913017109         367            5,000   X                          5,000
VIACOM INC.                       CL B         925524308         429            9,765   X                          9,765
VORNADO REALTY TRUST           SH BEN INT      929042109         116            3,250   X                          3,250
WEYERHAEUSER CO                  COMMON        962166104         549           10,800   X                         10,800
WILLAMETTE INDUS INC             COMMON        969133107         598           13,000   X                         13,000
SANTA FE INTERNATIONAL
  CORP                            ORD          G7805C108       2,446           75,250   X                         75,250
TRANSOCEAN SEDCO                  ORD          G90078109       2,195           50,644   X                         50,644
FLEXTRONICS INTL.                 ORD          Y2573F102         213           14,200   X                         14,200
                                                           ---------       ----------
                                                             203,620       18,488,715
                                                           ---------       ----------